FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of investment held	$ 463		$ 463
Shares held in affiliate	25,661,448		25,661,448
Gain from adjustment to equity securities without readily determinable fair value, before tax	$ 107
Gain from adjustment to equity securities without readily determinable fair value, after tax	$ 106
Impairment of property, plant and equipment		$ 163	$ 0
Agriculture
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment		111
Impairment of intangible assets		65
Construction
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment		45
Impairment of intangible assets		27
Commercial and Specialty Vehicles
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment		$ 7
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ownership percentage of investment held	6.50%		6.50%
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price (in dollars per share)	$ 18.06		$ 18.06
Foreign exchange derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	$ 7,900		$ 7,900	$ 6,300
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	7,800		7,800	$ 7,500
Nominal amount of hedging instruments affected by reform of benchmark	$ 1,230		$ 1,230